STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - .9%
Dorman Products	796	[a,b]	69,363
Banks - 2.4%
National Bank Holdings, Cl. A	2,605		94,561
TriState Capital Holdings	2,225	[b]	47,481
Triumph Bancorp	1,207	[b]	35,063
			177,105
Capital Goods - 10.8%
Allied Motion Technologies	961		36,422
Construction Partners, Cl. A	4,596	[b]	69,032
Curtiss-Wright	678		86,194
Energy Recovery	3,830	[b]	39,909
Kornit Digital	4,473	[a,b]	141,615
Mercury Systems	2,339	[b]	164,549
Milacron Holdings	6,066	[b]	83,711
Proto Labs	348	[b]	40,375
SiteOne Landscape Supply	1,281	[a,b]	88,773
TPI Composites	1,244	[a,b]	30,752
			781,332
Consumer Services - 3.6%
Planet Fitness, Cl. A	3,568	[b]	258,466
Diversified Financials - 1.8%
Focus Financial Partners, Cl. A	1,520		41,511
Green Dot, Cl. A	1,771	[b]	86,602
			128,113
Energy - 1.6%
Cactus, Cl. A	2,162	[b]	71,605
PDC Energy	1,167	[a,b]	42,082
			113,687
Food, Beverage & Tobacco - 5.5%
Calavo Growers	1,534	[a]	148,399
Freshpet	4,352	[b]	198,060
Grocery Outlet Holding	1,651		54,285
			400,744
Health Care Equipment & Services - 7.9%
Align Technology	94	[b]	25,728
AtriCure	1,909	[b]	56,965
Evolent Health, Cl. A	5,040	[a,b]	40,068
iRhythm Technologies	848	[a,b]	67,060
Nevro	1,020	[a,b]	66,127

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Health Care Equipment & Services - 7.9% (continued)
Tabula Rasa HealthCare	1,193	[a,b]	59,566
Teladoc Health	2,811	[a,b]	186,679
WellCare Health Plans	253	[b]	72,123
			574,316
Household & Personal Products - 1.0%
Inter Parfums	1,065		70,812
Insurance - .6%
Palomar Holdings	1,680		40,387
Materials - 1.6%
Summit Materials, Cl. A	6,067	[a,b]	116,790
Pharmaceuticals Biotechnology & Life Sciences - 15.7%
Acceleron Pharma	966	[a,b]	39,683
Aerie Pharmaceuticals	1,262	[a,b]	37,292
Aimmune Therapeutics	2,335	[a,b]	48,615
Amicus Therapeutics	3,239	[b]	40,423
Biohaven Pharmaceutical Holding	830	[b]	36,346
Cambrex	1,191	[a,b]	55,751
FibroGen	1,390	[a,b]	62,800
Foamix Pharmaceuticals	4,980	[a,b]	11,852
Galapagos, ADR	633	[b]	81,613
Global Blood Therapeutics	736	[a,b]	38,714
GW Pharmaceuticals, ADR	226	[b]	38,960
Myovant Sciences	1,579	[b]	14,290
Natera	2,665	[a,b]	73,501
NeoGenomics	3,216	[a,b]	70,559
Prothena	2,456	[b]	25,960
PTC Therapeutics	1,172	[b]	52,740
Quanterix	1,851	[b]	62,545
REGENXBIO	478	[a,b]	24,555
Revance Therapeutics	1,418	[a,b]	18,391
Sage Therapeutics	451	[a,b]	82,574
Sarepta Therapeutics	230	[a,b]	34,949
uniQure	309	[a,b]	24,148
Veracyte	899	[b]	25,630
Xenon Pharmaceuticals	3,423	[b]	33,751
Xeris Pharmaceuticals	3,480	[a,b]	39,811
Zogenix	1,345	[a,b]	64,264
			1,139,717
Real Estate - 1.1%
Monmouth Real Estate Investment	1,709	[c]	23,157
Physicians Realty Trust	3,320	[c]	57,901
			81,058
Retailing - 5.7%
Carvana	2,168	[a,b]	135,695

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Retailing - 5.7% (continued)
Etsy	862	[b]	52,901
National Vision Holdings	4,311	[b]	132,477
Ollie's Bargain Outlet Holdings	1,092	[a,b]	95,124
			416,197
Semiconductors & Semiconductor Equipment - 2.3%
Power Integrations	875		70,157
Semtech	2,010	[b]	96,580
			166,737
Software & Services - 28.7%
2U	2,912	[a,b]	109,608
CACI International, Cl. A	724	[b]	148,123
Everbridge	2,143	[b]	191,627
HubSpot	1,462	[b]	249,300
I3 Verticals, Cl. A	1,490	[b]	43,880
LogMeIn	1,190		87,679
Mimecast	2,069	[b]	96,643
New Relic	605	[a,b]	52,339
Proofpoint	1,210	[b]	145,502
Rapid7	3,892	[a,b]	225,113
Shopify, Cl. A	912	[b]	273,737
Twilio, Cl. A	2,357	[a,b]	321,377
Zendesk	1,523	[b]	135,593
			2,080,521
Technology Hardware & Equipment - 3.1%
Littelfuse	295		52,188
Lumentum Holdings	1,297	[a,b]	69,273
NETGEAR	1,464	[a,b]	37,025
nLight	3,310	[a,b]	63,552
			222,038
Telecommunication Services - 3.9%
Bandwidth, Cl. A	3,826	[b]	287,027
Transportation - .7%
Marten Transport	2,766		50,203
Total Common Stocks (cost $4,558,133)			7,174,613

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 Growth ETF (cost $17,764)	90	[a]	18,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $141,046)	2.29	141,046	[d]	141,046

Investment of Cash Collateral for Securities Loaned - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $247,929)	2.29	247,929	[d]	247,929
Total Investments (cost $4,964,872)		104.5%		7,581,666
Liabilities, Less Cash and Receivables		(4.5%)		(326,996)
Net Assets		100.0%		7,254,670

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $2,375,291 and the value of the collateral held by the fund was $2,381,382, consisting of cash collateral of $247,929 and U.S. Government & Agency securities valued at $2,133,453.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	7,174,613	-	-	7,174,613
Exchange-Traded Funds	18,078	-	-	18,078
Investment Companies	388,975	-	-	388,975

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2019, accumulated net unrealized appreciation on investments was $2,616,794, consisting of $2,865,284 gross unrealized appreciation and $248,490 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.